Cover	Feb. 20, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40076
Entity Registrant Name	FINSERV ACQUISITION CORP. II
Entity Central Index Key	0001834336
Entity Tax Identification Number	85-4030806
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Ellenoff Grossman & Schole LLP
Entity Address, Address Line Two	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(929)
Local Phone Number	529-7125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-quarter of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-quarter of one Redeemable Warrant
Trading Symbol	FSRXU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FSRX
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	FSRXW
Security Exchange Name	NASDAQ